John Deere Owner Trust 2018-B	EXHIBIT 99.3
Servicer’s Certificate

$260,000,000 Class A-1 2.53498% Asset Backed Notes due August 15, 2019
$252,000,000 Class A-2 2.83% Asset Backed Notes due April 15, 2021
$268,000,000 Class A-3 3.08% Asset Backed Notes due November 15, 2022
$81,460,000 Class A-4 3.23% Asset Backed Notes due June 16, 2025
$22,096,803 Overcollateralization

Scheduled Payment Date (30/360)				15-Apr-20
Actual Payment Date (A/360)				15-Apr-20
Collection Period Begin Date				02-Mar-20
Collection Period End Date				29-Mar-20
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				30

(1)	Total Distribution Amount:			$23,769,974.88
	(a)	Total cash receipts during the month:		$23,224,101.34
	(b)	Administrative repurchases during the month:		$544,120.10
	(c)	Investment earnings on cash accounts:		$1,753.44
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$909,303.96
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$2,174.12
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$687,866.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$219,263.17
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$21,827,538.22
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$921,887.30
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	4.22%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$921,887.30

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$20,905,650.92
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	95.78%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$20,905,650.92

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$22,736,842.18

(6)	Reserve Account balance:
	(a)	Beginning balance:		$8,835,568.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Ending Balance (after giving effect to all distributions):		$8,835,568.00
	(e)	Specified Reserve Account Balance:		$8,835,568.00

(7)	Servicing Fee:			$318,802.98
	(a)	Amount of Servicing Fee earned:		$318,802.98
	(b)	Amount of Servicing Fee paid:		$318,802.98
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$714,229.72
				$0.00
(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$360,130,215.06

	(b)	Note Value as of the end of the related Collection Period:		$350,651,152.45

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$22,096,803.00

	(d)	Number of Accounts at the end of the related Collection Period:		12,583

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii)	Class A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$247,094,349.08
		(ii)	Class A-3 Note Pool Factor:	0.9219938

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$81,460,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$469,584.15
		(ii)	% of Pool Balance:	0.12%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$77,679.52
	(ii)	Cumulative amount of net losses:	$1,949,961.94
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.21%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.09%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	12,919
	(b)	Number of loans at the end of the period:	12,583
	(c)	Weighted average remaining term on receivables:	26.80
	(d)	Prepayment amount - monthly:	($3,545,279.78)
	(e)	Prepayment amount - life-to-date:	$103,209,832.30
	(f)	Weighted average APR of the pool assets:	2.78%
	(g)	Pool Factor:	0.39

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	2.09%
	(c)	Delinquency Trigger Occurred: Y/N	N